Financial Instruments (Level 3 Roll) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 2,013,000	$ 2,064,000
Realized gains (losses) included in the statement of operations, during the year	883,000	1,308,000
Unrealized gains (losses) included in the statement of operations, during the year	(6,081,000)	867,000
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	643,000	(913,000)
Settlements	(883,000)	(1,308,000)
Foreign currency translation adjustment	41,000	(5,000)
Balance, end of year	$ (3,384,000)	$ 2,013,000